Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events Schedule Of Aircraft Acquisition Commitments [Table Text Block] [Table Text Block]

Reflecting the above transactions, American had total aircraft acquisition commitments as follows:

		Boeing				Airbus
		737 Family	737 MAX	777-300 ER	787 Family	A320 Family	A320 NEO	Total
2013	Purchase	31	—	8	—	—	—	39
	Lease	—	—	—	—	20	—	20
2014	Purchase	5	—	6	2	—	—	13
	Lease	15	—	—	—	35	—	50
2015	Purchase	—	—	2	11	—	—	13
	Lease	20	—	—	—	30	—	50
2016	Purchase	—	—	2	13	—	—	15
	Lease	20	—	—	—	25	—	45
2017	Purchase	—	—	—	9	—	10	19
	Lease	20	—	—	—	20	—	40
2018 and beyond	Purchase	—	100	—	7	—	120	227
	Lease	—	—	—	—	—	—	—

Total	Purchase	36	100	18	42	—	130	326
	Lease	75	—	—	—	130	—	205